Group information	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Group information
6. Group information
Information about subsidiaries
The consolidated financial statements of the Group include:

Name	Principal activities	Country of incorporation	% equity interest December 31, 2019	% equity interest December 31, 2018
Mereo BioPharma 1 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 2 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 3 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 4 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma Ireland Limited	Pharmaceutical R&D	Ireland	100	100
OncoMed Pharmaceuticals, Inc.	Pharmaceutical R&D	U.S.	100	—
Navi Subsidiary, Inc.	Pharmaceutical R&D	U.S.	100	—
Mereo US Holdings Inc.	Holding company	U.S.	100	100
Mereo MergerCo One Inc.	Holding company	U.S.	—	100
Mereo BioPharma Group plc Employee Benefit Trust	Employee share scheme	Jersey	—	—

The registered office of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited, Mereo BioPharma 3 Limited and Mereo BioPharma 4 Limited is located at Fourth Floor, 1 Cavendish Place, London W1G 0QF. The registered office of Mereo BioPharma Ireland Limited is 25/28 North Wall Quay, Dublin 1 D01H104, Ireland.
Mereo US Holdings Inc. and Mereo MergerCo One Inc. were incorporated on December 3, 2018 for the sole purpose of effecting the business combination with OncoMed (see Note [5]). Following the business combination with OncoMed, Mereo MergerCo One Inc. ceased to exist. The registered office of Mereo US Holdings Inc. is 251 Little Falls Drive, City of Wilmington, County of New Castle, Delaware 19808, U.S. Mereo MergerCo One Inc. was a 100% owned subsidiary of Mereo US Holdings Inc.
OncoMed became a wholly owned subsidiary of Mereo US Holdings Inc. on April 23, 2019 and is therefore an indirect, wholly owned subsidiary of Mereo BioPharma Group plc. The registered office of OncoMed Pharmaceuticals, Inc. is 251 Little Falls Drive, City of Wilmington, Country of New Castle, Delaware 19808, U.S. Navi Subsidiary, Inc, incorporated on April 15, 2019, is a wholly owned subsidiary of OncoMed.
Under IFRS, the Employee Benefit Trust is treated as an extension of the Group and the Company as it is controlled and therefore consolidated.